Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 5.  Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 were as follows:

	Print	Office Products	Total
Net book value as of January 1, 2015
Goodwill	$800	$109	$909
Accumulated impairment losses	(800)	(79)	(879)
Total	—	30	30
Acquisition	51	—	51
Net book value as of December 31, 2015
Goodwill	$845	$109	$954
Accumulated impairment losses	(794)	(79)	(873)
Total	51	30	81
Acquisition	3	—	3
Net book value as of December 31, 2016
Goodwill	852	109	961
Accumulated impairment losses	(798)	(79)	(877)
Total	$54	$30	$84

There was no impairment of goodwill during the years ended December 31, 2016 and 2015.  The goodwill and accumulated impairment balances are impacted by changes in foreign exchanges.

The components of other intangible assets at December 31, 2016 and 2015 were as follows:

	December 31, 2016			December 31, 2015
	Gross Carrying	Accumulated	Net Book	Gross Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$205	$(109)	$96	$206	$(94)	$112
Trade names	5	(2)	3	5	(1)	4
Total amortizable other intangible assets	210	(111)	99	211	(95)	116
Indefinite-lived trade names	32	—	32	32	—	32
Total other intangible assets	$242	$(111)	$131	$243	$(95)	$148

During the year ended December 31, 2015, the Company recorded additions to other intangible assets of $104 million for the acquisition of Courier, the components of which were as follows:

	December 31, 2015
	Amount	Weighted Average Amortization Period (in years)
Customer relationships	$94	12.0
Trade names (amortizable)	5	3.0
Trade names (indefinite-lived)	5	N/A
Total additions	$104

Amortization expense for other intangible assets was $16 million, $17 million and $11 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table outlines the estimated annual amortization expense related to other intangible assets as of December 31, 2016:

For the year ending December 31,	Amount
2017	$16
2018	11
2019	10
2020	10
2021	9
2022 and thereafter	43
Total	$99